LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 3) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchased Loans at Acquisition Date
Contractually required payments including interest		€ 1,508
Less: Non-accretable difference		670
Cash flows expected to be collected		838
Less: Accreable yield		178
Fair Value of loans acquired		660
Rollforward of Accretable Yield
Accretable yield January 1,		139	€ 165
Additions		0	0
Accretion		(25)	(26)
Accretable yield December 31,		114	139	€ 165
Financing Receivable Impaired
Average recorded balance		22,583	20,497	21,480
Interest income recognized on a cash basis		268	114	134
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		11,894	8,648	9,511
Greek
Financing Receivable Impaired
Related allowance		(10,571)	(7,650)
Total recorded balance		22,356	18,665
Average recorded balance		20,267	17,824
Interest income recognized during the period the loan was impaired		334	180
Interest income recognized on a cash basis		266	113
Troubled Debt Restructurings [Abstract]
Total balance		3,651	2,452	3,357
Allowance for loan losses		(934)	(281)	(357)
Interest income recognized during the period		60	37	59
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		2,188	1,282	1,859
Foreign
Financing Receivable Impaired
Related allowance		(973)	(970)
Total recorded balance		2,505	2,575
Average recorded balance		2,316	2,673
Interest income recognized during the period the loan was impaired		51	74
Interest income recognized on a cash basis		2	1
Troubled Debt Restructurings [Abstract]
Total balance		390	311	180
Allowance for loan losses		(59)	(32)	(25)
Interest income recognized during the period		12	11	14
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		27	47	73
Current Loans
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	[1]	5,958	4,278	3,928
Past due 31-90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		961	539	1,010
Past due greater than 90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		4,975	3,831	4,573
Residential Mortgages | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance		1,553	603
Average recorded balance with no related allowance		1,078	467
Interest income recognized during the period the loan was impaired with no related allowance		24	6
Interest income recognized on a cash basis with no related allowance		24	6
Total recorded balance with related allowance		7,384	6,709
Average recorded balance with related allowance		7,046	6,775
Interest income recognized during the period the loan was impaired with related allowance		95	34
Interest income recognized on a cash basis with related allowance		84	30
Related allowance		(1,869)	(1,238)
Troubled Debt Restructurings [Abstract]
Total balance		1,633	1,451	1,737
Allowance for loan losses		(127)	(66)	(63)
Interest income recognized during the period		20	11	12
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		836	896	1,226
Residential Mortgages | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		2	3
Average recorded balance with no related allowance		3	7
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		350	355
Average recorded balance with related allowance		327	363
Interest income recognized during the period the loan was impaired with related allowance		15	7
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(70)	(78)
Troubled Debt Restructurings [Abstract]
Total balance		73	34	25
Allowance for loan losses		(11)	(1)	(3)
Interest income recognized during the period		3	1	1
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		1	1	15
Other consumer | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance		368	226
Average recorded balance with no related allowance		298	239
Interest income recognized during the period the loan was impaired with no related allowance		13	9
Interest income recognized on a cash basis with no related allowance		13	9
Total recorded balance with related allowance		2,774	2,665
Average recorded balance with related allowance		2,719	2,771
Interest income recognized during the period the loan was impaired with related allowance		68	24
Interest income recognized on a cash basis with related allowance		59	23
Related allowance		(2,243)	(1,942)
Troubled Debt Restructurings [Abstract]
Total balance		342	300	502
Allowance for loan losses		(62)	(49)	(94)
Interest income recognized during the period		17	7	10
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		139	263	307
Other consumer | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		25	24
Average recorded balance with no related allowance		25	24
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		272	258
Average recorded balance with related allowance		213	313
Interest income recognized during the period the loan was impaired with related allowance		15	36
Interest income recognized on a cash basis with related allowance		1	0
Related allowance		(162)	(182)
Troubled Debt Restructurings [Abstract]
Total balance		11	51	39
Allowance for loan losses		(3)	(21)	(6)
Interest income recognized during the period		0	3	3
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	0	19
Credit card | Greek
Financing Receivable Impaired
Total recorded balance with related allowance		705	729
Average recorded balance with related allowance		717	703
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(673)	(644)
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	0	0
Credit card | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		3	3
Average recorded balance with no related allowance		3	3
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		12	18
Average recorded balance with related allowance		14	18
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(13)	(15)
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	0	0
Small business loans | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance		171	214
Average recorded balance with no related allowance		192	140
Interest income recognized during the period the loan was impaired with no related allowance		2	1
Interest income recognized on a cash basis with no related allowance		2	1
Total recorded balance with related allowance		2,532	2,411
Average recorded balance with related allowance		2,439	2,403
Interest income recognized during the period the loan was impaired with related allowance		15	21
Interest income recognized on a cash basis with related allowance		10	7
Related allowance		(1,675)	(1,413)
Troubled Debt Restructurings [Abstract]
Total balance		263	352	350
Allowance for loan losses		(60)	(89)	(64)
Interest income recognized during the period		1	11	4
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		230	56	53
Small business loans | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		0	1
Average recorded balance with no related allowance		0	1
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		686	534
Average recorded balance with related allowance		607	416
Interest income recognized during the period the loan was impaired with related allowance		19	17
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(282)	(238)
Troubled Debt Restructurings [Abstract]
Total balance		123	52	29
Allowance for loan losses		(29)	(6)	(3)
Interest income recognized during the period		3	3	1
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		12	5	9
Other commercial loans | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance		422	403
Average recorded balance with no related allowance		412	557
Interest income recognized during the period the loan was impaired with no related allowance		6	4
Interest income recognized on a cash basis with no related allowance		6	4
Total recorded balance with related allowance		6,447	4,705
Average recorded balance with related allowance		5,366	3,769
Interest income recognized during the period the loan was impaired with related allowance		111	81
Interest income recognized on a cash basis with related allowance		68	33
Related allowance		(4,111)	(2,413)
Troubled Debt Restructurings [Abstract]
Total balance		1,413	349	768
Allowance for loan losses		(685)	(77)	(136)
Interest income recognized during the period		22	8	33
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		983	67	273
Other commercial loans | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance		65	151
Average recorded balance with no related allowance		79	162
Interest income recognized during the period the loan was impaired with no related allowance		0	4
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		1,090	1,228
Average recorded balance with related allowance		1,045	1,366
Interest income recognized during the period the loan was impaired with related allowance		2	10
Interest income recognized on a cash basis with related allowance		1	1
Related allowance		(446)	(457)
Troubled Debt Restructurings [Abstract]
Total balance		183	174	87
Allowance for loan losses		(16)	(4)	(13)
Interest income recognized during the period		6	4	9
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		14	41	30
Payment modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		6,636	3,988	3,999
Combination modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		1,065	2,412	4,088
Term modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		2,160	1,415	710
Interest only modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		1,184	568	538
Other
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		€ 849	€ 265	€ 176

[1]	(1) Loans less than 30 days past due are included in current loans.